Share-based payments	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments	Share-based payments

Accounting for share-based payments
Employee incentives include awards in the form of shares and share options, as well as offering employees the opportunity to purchase shares on favourable terms. The cost of the employee services received in respect of the shares or share options granted is recognised in the income statement over the period that employees provide services. The overall cost of the award is calculated using the number of shares and options expected to vest and the fair value of the shares or options at the date of grant.
The number of shares and options expected to vest takes into account the likelihood that applicable performance and service conditions included in the terms of the awards will be met. For other share-based payment schemes, such as Sharesave and Sharepurchase, there are non-vesting conditions which must be met. Failure to meet the non-vesting condition is treated as a cancellation, resulting in an acceleration of recognition of the cost of the employee services.
The fair value of shares is the market price ruling on the grant date, in some cases adjusted to reflect restrictions on transferability. The fair value of options granted is determined using the Black-Scholes model to estimate the numbers of shares likely to vest. The model takes into account the exercise price of the option, the current share price, the risk-free interest rate, the expected volatility of the share price over the life of the option and other relevant factors. Market conditions that must be met in order for the award to vest are also reflected in the fair value of the award, as are any other non-vesting conditions – such as continuing to make payments into a share-based savings scheme.
The charge for the year arising from share-based payment schemes was as follows:

	Charge for the year
	2025	2024	2023
	£m	£m	£m
Share Value Plan and Deferred Share Value Plan	353	319	284
Others	259	178	191
Total equity settled	612	497	475
Cash settled	40	10	4
Total Share-based payments	652	507	479
The terms of the main current plans are as follows:
Share Value Plan (SVP)
SVP awards have been granted to participants in the form of a conditional right to receive Barclays PLC shares or provisional allocations of
Barclays PLC shares which vest or are considered for release over a period of three, four, five or seven years. Participants do not pay to receive an award or to receive a release of shares. SVP awards are also made to eligible employees for recruitment purposes. All awards are subject to potential forfeiture in certain leaver scenarios.
Deferred Share Value Plan (DSVP)
The terms of the DSVP are materially the same as the terms of the SVP as described above, save that Executive Directors are not eligible to participate in the DSVP, and the DSVP operates over market purchase shares only.
Other schemes
In addition to the SVP and DSVP, the Barclays PLC Group operates a number of other schemes settled in Barclays PLC Shares including
Sharesave (both UK and Ireland), Sharepurchase (both UK and overseas), and the Barclays PLC Group Long Term Incentive Plan. A
delivery of upfront shares to ‘Material Risk Takers’ can be made as a Share Incentive Award (Holding Period) under the SVP. A free share award was delivered under the SVP to all eligible employees in 2025, with this award being subject to a two-year holding period.
Share option and award plans
The weighted average fair value per award granted, weighted average share price at the date of exercise/release of shares during the year, weighted average contractual remaining life and number of options and awards outstanding (including those exercisable) at the balance sheet date were as follows:

	2025				2024
	Weighted average fair value per award granted in year	Weighted average share price at exercise/ release during year	Weighted average remaining contractual life	Number of options/ awards outstanding	Weighted average fair value per award granted in year	Weighted average share price at exercise/ release during year	Weighted average remaining contractual life	Number of options/ awards outstanding
	£	£	in years	(000s)	£	£	in years	(000s)
SVP and DSVP[1,2]	2.86	3.09	1	438,402	1.52	1.74	1	504,825
Others[1,3]	1.46-3.55	3.04-3.99	0-3	210,182	0.81-2.10	1.71-2.12	0-3	240,029
SVP and DSVP are nil cost awards on which the performance conditions are substantially completed at the date of grant. Consequently, the fair value of these awards is based on the market value at that date.
Sharesave has a contractual life of 3 years and 5 years, the expected volatility is 29.04% for 3 years and 26.48% for 5 years. The risk-free interest rates used for valuations are 3.47% and 3.56% for 3 years and 5 years, respectively. The pure dividend yield rates used for valuations are 1.99% and 2.14% for 3 years and 5 years respectively. The repo rates used for valuations are (0.60)% and (0.69)% for 3 years and 5 years respectively. The inputs into the model, such as risk-free interest rate, expected volatility, pure dividend yield rates and repo rates are derived from market data.
Movements in options and awards
The movement in the number of options and awards for the major schemes and the weighted average exercise price of options was:

	SVP and DSVP[1,2]		Others[1,3]
	Number (000s)		Number (000s)		Weighted average exercise price (£)
	2025	2024	2025	2024	2025	2024
Outstanding at beginning of year/acquisition date	504,825	495,724	240,029	288,755	1.19	1.06
Granted in the year	144,110	224,385	102,649	132,013	2.99	1.79
Exercised/released in the year	(190,408)	(191,471)	(123,832)	(163,322)	1.01	0.95
Less: forfeited in the year	(20,125)	(23,813)	(7,874)	(15,164)	1.44	1.19
Less: expired in the year	—	—	(790)	(2,253)	1.19	1.25
Outstanding at end of year	438,402	504,825	210,182	240,029	1.54	1.19
Of which exercisable:	—	—	39,755	25,164	0.95	1.23
Notes:
1Options/award granted over Barclays PLC shares.
2Weighted average exercise price is not applicable for SVP and DSVP awards as these are not share option schemes.
3The number of awards within Others at the end of the year principally relates to Sharesave (number of awards exercisable at end of year was 22,046,433 (2024:
5,343,579)). The weighted average exercise price relates to Sharesave.
Awards and options granted to employees and former employees under the Group’s share plans may be satisfied using new issue shares, treasury shares and market purchase shares. Awards granted under the DSVP may be satisfied using market purchase shares only.
There were no significant modifications to the share-based payments arrangements in 2025 and 2024.
As at 31 December 2025, the total liability arising from cash-settled employee share-based payments transactions was £40m (2024: £11m).
Holdings of Barclays PLC shares and hedges
Various employee benefit trusts established by the Group hold shares in Barclays PLC to meet obligations under the Barclays share-based payment schemes. The total number of Barclays shares held in these employee benefit trusts at 31 December 2025 was 20m (2024: 19m).
Dividend rights have been waived on all these shares. The total market value of the shares held in trust based on the year end share price of
£4.80 (2024: £2.68) was £96m (2024: £50m). For accounting of treasury shares, see Note 28.
The Group has entered into physically settled forward contracts to hedge the settlement of certain share-based payment schemes. The fixed forward price to be paid under these contracts is £30m and has been recorded in retained earnings.